Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share
Note 11: Earnings Per Share
Basic earnings (loss) per share was calculated by dividing earnings (loss) attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings (loss) used in determining consolidated earnings (loss) per share and earnings (loss) per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Earnings (loss) attributable to common shareholders	894	(115)	1,650	892
Less: Dividends declared on preference shares	(2)	-	(3)	(1)
Earnings (loss) used in consolidated earnings (loss) per share	892	(115)	1,647	891
Less: (Earnings) loss from discontinued operations, net of tax	(5)	44	(24)	55
Earnings (loss) used in earnings (loss) per share from continuing operations	887	(71)	1,623	946
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings (loss) per share computation to the weighted-average number of common shares outstanding used in the diluted earnings (loss) per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Weighted-average number of common shares outstanding	469,605,944	486,892,062	471,344,081	486,639,796
Weighted-average number of vested DSUs	150,924	279,338	151,829	289,885
Basic	469,756,868	487,171,400	471,495,910	486,929,681
Effect of stock options and TRSUs	625,732	-	1,013,120	784,132
Diluted	470,382,600	487,171,400	472,509,030	487,713,813
The impact of the share reduction from the return of capital and share consolidation transaction in June 2023 (see note 16) was factored into the weighted average number of common shares outstanding from the date of the transaction.
Because the Company reported a net loss from continuing operations for the three months ended June 30, 2022, the weighted-average number of common shares used for basic and diluted loss per share is the same for all per share calculations in the period, as the effect of stock options and other equity incentive awards would reduce the loss per share, and therefore be anti-
dilutive.